TAXATION - Components of consolidated income tax expense (benefit) (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
TAXATION
Current	Rp 9,259	$ 595	Rp 9,556	Rp 9,798
Deferred	(549)	(36)	84	(541)
Net Income Tax Expense	8,710	$ 559	9,640	9,257
The company
TAXATION
Current	2,134		2,236	1,976
Deferred	(102)		(614)	8
Subsidiaries
TAXATION
Current	7,125		7,320	7,822
Deferred	Rp (447)		Rp 698	Rp (549)